Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Series A [Member]
Limited partners, units outstanding	99,597.6414	132,149.4067
Series B [Member]
Limited partners, units outstanding	5,720.6069	7,006.4813
Series C [Member]
Limited partners, units outstanding	3,029.4662	3,207.8856
Series D [Member]
Limited partners, units outstanding	12,963.4335	4,132.1394
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 91,546,413	$ 99,692,940
Cash denominated in foreign currencies, cost	21,945,775	31,152,549
Investments in U.S Treasury notes, amortized cost	$ 408,518,267	$ 440,349,793